Share based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation expense
The share-based compensation expense for our share options and Restricted Stock Unit ("RSU") plans in the Consolidated Statements of Operations are as follows:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Share-based compensation expense	—	8	5
Total share-based compensation expense	—	8	5